INCOME TAX (Details 1) - CAD ($)	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Non-capital loss	$ 4,148,200	$ 233,000	$ 301,400	$ 307,400	$ 1,157,900	$ 367,400	$ 515,300	$ 313,100	$ 7,343,700	$ 7,052,500